Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Basic
Net Income	$ 1,231	$ 1,071	$ 1,324	$ 952	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 4,578	$ 4,410
Weighted average common shares outstanding									5,596,165	5,767,168
Less: Average unallocated ESOP shares									(371,017)	(393,502)
Average shares									5,225,148	5,373,666
Basic earnings per common share (in usd per share)	$ 0.24	$ 0.21	$ 0.25	$ 0.18	$ 0.19	$ 0.25	$ 0.23	$ 0.15	$ 0.88	$ 0.82
Diluted
Net income									$ 4,578	$ 4,410
Weighted average common shares outstanding for basic earnings per common share									5,225,148	5,373,666
Add: Dilutive effects of assumed exercises of stock options									122,764	91,890
Average shares and dilutive potential common shares									5,347,912	5,465,556
Diluted earnings per common share	$ 0.23	$ 0.20	$ 0.25	$ 0.18	$ 0.19	$ 0.25	$ 0.22	$ 0.15	$ 0.86	$ 0.81